Stock-Based Compensation (Details) - Schedule of Weighted-Average Assumptions Used in Calculating the Fair Value of the Employee Warrants	3 Months Ended	8 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Schedule of Weighted-Average Assumptions Used in Calculating the Fair Value of the Employee Warrants [Abstract]
Expected term (in years)	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility	99.00%	99.00%
Risk-free interest rate	4.20%	4.20%
Expected dividend yield